Employee compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Total employee compensation	$ 41,018	$ 29,460
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	41,018	29,460
Cost of revenue
Analysis of income and expense [abstract]
Total employee compensation	8,093	5,875
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	8,093	5,875
General and administrative
Analysis of income and expense [abstract]
Total employee compensation	6,173	5,296
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	6,173	5,296
Sales and marketing
Analysis of income and expense [abstract]
Total employee compensation	16,658	11,317
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	16,658	11,317
Research and development
Analysis of income and expense [abstract]
Total employee compensation	10,094	6,972
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 10,094	$ 6,972